Stock Option and Compensation Plans (Details) (USD $)	9 Months Ended		12 Months Ended		9 Months Ended			9 Months Ended
	Sep. 30, 2013 item	Sep. 30, 2012	Dec. 31, 2012 item	Dec. 31, 2011 item	Sep. 30, 2013 2007 Plan	Sep. 30, 2013 2013 Plan	Sep. 30, 2013 2013 Plan Maximum	Sep. 30, 2013 Stock option	Sep. 30, 2012 Stock option	Dec. 31, 2012 Stock option	Dec. 31, 2011 Stock option	Dec. 31, 2010 Stock option
Stock Option and Compensation Plans
Increase in number of shares authorized under the Plan					1,878,343
Number of shares reserved for issuance under the Plan							3,359,641
Number of shares of common stock available for issuance under the Plan					739,317	739,000				141,000	76,000	260,000
Annual increase in shares reserved for issuance under the Plan						2,542,372
Annual increase in shares reserved for issuance under the Plan (as a percent)						4.00%
Awards outstanding (in shares)					2,620,000					1,344,000	1,113,000	953,000
Number of option plans	2		1	1
Share-based compensation expense	$ 1,607,000	$ 283,000						$ 1,600,000	$ 300,000
Unrecognized share-based compensation costs								11,600,000
Expected weighted average period to recognize share-based compensation costs								3 years 4 months 24 days
Additional disclosure of vested and non-vested options
Outstanding vested options (in shares)								1,091,000
Intrinsic value of outstanding vested options								30,800,000
Estimated stock price (in dollars per share)								$ 29.71		$ 10.03
Weighted average exercise price of vested stock options (in dollars per share)								$ 1.36
Outstanding unvested options (in shares)								1,529,000
Intrinsic value of outstanding unvested options								$ 30,500,000
Weighted average exercise price of unvested stock options (in dollars per share)								$ 9.76